Significant Events - Asset Acquisitions (Details) - Keephills 3 - CAD ($) $ in Millions		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019
Investment [Line Items]
Working capital	$ 11
Property, plant and equipment	308	$ 308
Other assets	3
Other liabilities	2
Decommissioning and other provisions	19
Total acquisition cost	$ 301